SEMI-ANNUAL REPORT

                                 MARCH 31, 1998
                                   (UNAUDITED)


                              SHORT TERM GOVERNMENT
                                   INCOME FUND



                            INSTITUTIONAL GOVERNMENT
                                   INCOME FUND



                                  MONEY MARKET
                                      FUND



                                  INTERMEDIATE
                                    BOND FUND



                                INTERMEDIATE TERM
                                   GOVERNMENT
                                   INCOME FUND



                                 ADJUSTABLE RATE
                                 U.S. GOVERNMENT
                                 SECURITIES FUND



Countrywide Investments


COUNTRYWIDE INVESTMENT TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
H. Jerome Lerner
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Investment Trust.

LETTER FROM THE CHAIRMAN
================================================================================
Dear Shareholders:

Nearly 30 years ago David Loeb and I envisioned a full-service mortgage company that would provide homeownership opportunities to people across the country. Since our inception in 1969, Countrywide Credit Industries, Inc. has strategically broadened its scope to offer a complete line of finance-related products, and today, Countrywide is widely recognized as a highly skilled provider of diversified products and services.

There are currently 17 funds offered through the Countrywide Family of Funds, comprised of an innovative financial product line designed to meet the diverse needs of our investors. As we continue to add new funds, shareholders will be provided with an even broader range of investment choices. Our merger and acquisition team at Countrywide Investments continually seeks out new opportunities to grow the financial portfolio. By anticipating the needs of our investors, Countrywide Investments also works diligently to provide numerous shareholder services.

As the nation's largest independent residential mortgage lender and servicer, Countrywide delivers the dream of homeownership to more than 1.8 million customers. With 430 offices nationwide and more than 8,500 employees, Countrywide remains focused on steady growth. The diverse line of Countrywide funds is an important strategy which augments our mortgage lending and servicing operations.

Countrywide is committed to the needs of our investors. We will continue to search for and offer financial products and services that will grow shareholder value. We look forward to the developing financial opportunities as we approach the turn of the century.

Sincerely,




/s/ Angelo R. Mozilo
Angelo R. Mozilo
Chairman & Chief Executive Officer

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholders:

We are pleased to present Countrywide Investment Trust's unaudited semi-annual report for the six months ended March 31, 1998. This report provides financial data and performance information for the Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund. These Funds represent the six taxable money market and bond products currently offered among the 17 mutual funds which comprise the Countrywide Family of Funds.

Financial markets performed well during most of 1997 and into 1998, thanks to a growing U.S. economy and low inflation. Personal income, spending and saving continued to increase, while consumer confidence remained near an all-time high. The housing market, spurred by lower interest rates, experienced record strength. Inflation stayed under control with the Consumer Price Index up just 1.4% in the past year. Global competition, combined with declining wholesale costs led by oil and raw materials, kept consumer prices in check.

The bond market rallied sharply in the fourth quarter of 1997 due in part to the Asian financial crisis as investors sought refuge in U.S. Treasury securities during a "flight to quality." Declining inflation and the prospect of a balanced budget also helped to fuel this impressive rally which began back in May 1997. By December, the yield on the 30-year U.S. Treasury bond fell below 6.0%, and has since traded in a relatively narrow range between 5.8% and 6.0%. Short and intermediate-term yields also fell during this period based on belief that market conditions would eventually lead the Federal Reserve Board to lower interest rates.

Total returns for Countrywide's taxable bond funds for the twelve months ended March 31, 1998, excluding the impact of applicable sales loads, were 11.71% for the Intermediate Bond Fund, 9.37% for the Intermediate Term Government Income Fund and 5.54% for the Adjustable Rate U.S. Government Securities Fund. Countrywide's taxable money market funds continue to offer competitive yields for investors seeking high current income consistent with liquidity and stability of principal.

Corporate earnings, the direction of interest rates, the pace of the economy and the crisis in Asia are likely to be key factors that will impact the financial markets in the year ahead. While many of these factors remain favorably positioned, some uncertainty still exists given the strength and persistency of the economy's performance. We believe, however, that as long as economic fundamentals remain in place, namely, sustainable growth and moderate inflation, investors will continue to provide support for the bond market.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to continued service to you in the future.

Sincerely,





/s/ Robert H. Leshner
Robert H. Leshner
President


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1998 (Unaudited)
====================================================================================================================================
                                                              Short Term      Institutional         Money
                                                             Government        Government          Market
                                                              Income Fund      Income Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost..................................   $   31,077,554    $  31,575,624     $  53,044,308
                                                           ==============   ===============   ===============
   At amortized cost....................................   $   31,013,743    $  31,636,899     $  52,945,572
                                                           ==============   ===============   ===============
   At market value (Note 2) ............................   $   31,013,743    $  31,636,899     $  52,945,572
Repurchase agreements (Note 2)..........................       61,404,000       22,700,000        16,116,000
Cash ...................................................               --           49,267             3,010
Interest receivable.....................................          541,321          239,568           662,852
Organization costs, net (Note 2)........................               --               --            15,876
Other assets............................................           13,593           11,250             5,626
                                                           --------------   ---------------   ---------------
   TOTAL ASSETS.........................................       92,972,657       54,636,984        69,748,936
                                                           --------------   ---------------   ---------------


LIABILITIES
Bank overdraft..........................................          685,602               --                --
Dividends payable.......................................            4,573           40,412           231,371
Payable for securities purchased........................               --               --         2,752,900
Payable to affiliates (Note 4)..........................           56,133            8,244            42,937
Other accrued expenses and liabilities..................            6,887            4,400             5,322
                                                           --------------   ---------------   ---------------

   TOTAL LIABILITIES ...................................          753,195           53,056         3,032,530
                                                           --------------   ---------------   ---------------


NET ASSETS  ............................................   $   92,219,462    $  54,583,928     $  66,716,406
                                                           ==============   ===============   ===============

Net assets consist of:
Paid-in capital.........................................   $   92,219,462    $  54,605,692     $  66,720,142
Undistributed net investment income.....................               --               --                24
Accumulated net realized losses from security transactions             --         ( 21,764)          (3,760)
                                                           --------------   ---------------   ---------------

Net assets .............................................   $   92,219,462    $  54,583,928     $  66,716,406
                                                           ==============   ===============   ===============


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) .       92,219,462       54,605,692        66,720,142
                                                           ==============   ===============   ===============


Net asset value, offering price and redemption price
   per share (Note 2) ..................................   $         1.00    $        1.00     $        1.00
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1998 (Unaudited)
====================================================================================================================================
                                                                                                 Adjustable
                                                                              Intermediate       Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund

------------------------------------------------------------------------------------------------------------------------------------
Investment securities:
   At acquisition cost..................................   $   22,678,103    $  46,866,844     $  12,471,911
                                                           ==============   ===============   ===============

   At amortized cost ...................................   $   22,678,103    $  46,640,754     $  12,472,067
                                                           ==============   ===============   ===============

   At market value (Note 2) ............................   $   22,962,303    $  48,047,123     $  12,583,829
Cash ...................................................               --            1,370             3,622
Interest receivable ....................................          432,398          774,512            89,432
Receivable for capital shares sold......................            1,383            6,681             1,262
Receivable for principal paydowns.......................               --               --            52,345
Organization costs, net (Note 2)........................           15,876               --                --
Other assets............................................            1,350            5,096            11,035
                                                           --------------   ---------------   ---------------
   TOTAL ASSETS ........................................       23,413,310       48,834,782        12,741,525
                                                           --------------   ---------------   ---------------

LIABILITIES
Bank overdraft..........................................           28,218               --                --
Dividends payable ......................................           70,262           25,036             3,951
Payable for capital shares redeemed ....................            1,983           62,963            42,726
Payable to affiliates (Note 4) .........................           17,175           36,597             1,141
Other accrued expenses and liabilities..................            5,150            7,303             5,050
                                                           --------------   ---------------   ---------------

   TOTAL LIABILITIES ...................................          122,788          131,899            52,868
                                                           --------------   ---------------   ---------------


NET ASSETS  ............................................   $   23,290,522    $  48,702,883     $  12,688,657
                                                           ==============   ===============   ===============

Net assets consist of:
Paid-in capital ........................................   $   23,064,682    $  50,110,455     $  13,855,746
Undistributed net investment income.....................            2,194               --                --
Accumulated net realized losses from security transactions        (60,554)      (2,813,941)        (1,278,851)
Net unrealized appreciation on investments .............          284,200        1,406,369           111,762
                                                           --------------   ---------------   ---------------

Net assets .............................................   $   23,290,522    $  48,702,883     $  12,688,657
                                                           ==============   ===============   ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)..        2,287,941        4,533,908         1,296,710
                                                           ==============   ===============   ===============


Net asset value and redemption price per share (Note 2).   $        10.18    $       10.74     $        9.79
                                                           ==============   ===============   ===============

Maximum offering price per share (Note 2)...............   $        10.39    $       10.96     $        9.99
                                                           ==============   ===============   ===============


See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 1998 (Unaudited)
====================================================================================================================================
                                                              Short Term      Institutional         Money
                                                              Government       Government           Market
                                                              Income Fund     Income Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income .....................................   $    2,615,744    $   1,587,599     $   2,043,269
                                                           --------------   ---------------   ---------------

EXPENSES
   Investment advisory fees (Note 4) ...................          224,773           57,053           172,944
   Transfer agent fees (Note 4) ........................           92,994            9,902             6,000
   Distribution expenses (Note 4).......................            4,036            3,319            45,832
   Postage and supplies.................................           34,469            8,829             6,738
   Accounting services fees (Note 4)....................           16,500           16,500            16,500
   Registration fees....................................           23,940            6,704            11,657
   Professional fees ...................................            8,748            6,648             6,452
   Custodian fees ......................................            9,749            8,115             3,949
   Insurance expense....................................            3,780            2,676             3,288
   Standard & Poor's rating expense.....................            3,889            3,889                --
   Trustees' fees and expenses .........................            2,498            2,498             2,498
   Reports to shareholders .............................            6,102              671               411
   Amortization of organization costs (Note 2)..........               --               --             3,178
   Pricing expense......................................              375              503               767
   Other expenses ......................................            2,042            1,132             2,218
                                                           --------------   ---------------   ---------------

     TOTAL EXPENSES.....................................          433,895          128,439           282,432
   Fees waived by the Adviser (Note 4) .................         ( 21,569)        ( 14,333 )              --
                                                           --------------   ---------------   ---------------

     NET EXPENSES.......................................          412,326          114,106           282,432
                                                           --------------   ---------------   ---------------

NET INVESTMENT INCOME ..................................        2,203,418        1,473,493         1,760,837
                                                           --------------   ---------------   ---------------

NET REALIZED GAINS FROM SECURITY
   TRANSACTIONS  .......................................               --               --                --
                                                           --------------   ---------------   ---------------


NET INCREASE IN NET ASSETS FROM OPERATIONS  ............   $    2,203,418    $   1,473,493     $   1,760,837
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 1998 (Unaudited)
====================================================================================================================================
                                                                                                 Adjustable
                                                                              Intermediate       Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest ............................................   $      705,394    $   1,711,872     $     547,274
   Dividends............................................            3,036               --                --
                                                           --------------   ---------------   ---------------
     TOTAL INVESTMENT INCOME............................          708,430        1,711,872           547,274
                                                           --------------   ---------------   ---------------


EXPENSES
   Investment advisory fees (Note 4)....................           50,501          127,274            43,688
   Accounting services fees (Note 4)....................           14,250           17,250            17,250
   Distribution expenses (Note 4).......................            8,366           33,012             7,022
   Transfer agent fees (Note 4).........................            5,700           21,494             6,914
   Registration fees....................................            3,210           12,380            10,951
   Postage and supplies.................................            2,313           16,512             7,096
   Professional fees....................................            6,452            9,648             7,398
   Standard & Poor's rating expense.....................               --               --             9,222
   Custodian fees.......................................            1,895            4,346             4,902
   Pricing expense......................................            3,302            1,855             2,671
   Trustees' fees and expenses..........................            2,498            2,498             2,498
   Insurance expense....................................              972            2,412             1,057
   Amortization of organization costs (Note 2)..........            3,178               --                --
   Reports to shareholders..............................              139            2,184               730
   Other expenses.......................................              381            1,754               392
                                                           --------------   ---------------   ---------------

     TOTAL EXPENSES.....................................          103,157          252,619           121,791
   Fees waived and/or expenses reimbursed by the Adviser(Note 4)   (7,205)              --           (56,259)
                                                           --------------   ---------------   ---------------

     NET EXPENSES.......................................           95,952          252,619            65,532
                                                           --------------   ---------------   ---------------

NET INVESTMENT INCOME ..................................          612,478        1,459,253           481,742
                                                           --------------   ---------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions          (4,161)          87,644           (28,196)
   Net change in unrealized appreciation/depreciation
   on investments                                                  66,720          251,920           (75,859)
                                                           --------------   ---------------   ---------------


NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS  .....................................           62,559          339,564          (104,055)
                                                           --------------   ---------------   ---------------


NET INCREASE IN NET ASSETS FROM OPERATIONS  ............   $      675,037    $   1,798,817     $     377,687
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1998 and September 30, 1997
====================================================================================================================================
                                                           Short Term                   Institutional
                                                           Government                    Government
                                                          Income Fund                    Income Fund

                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     March 31,        Ended         March 31,        Ended
                                                       1998         Sept. 30,         1998         Sept. 30,
                                                    (Unaudited)       1997         (Unaudited)       1997
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income.......................   $  2,203,418    $  4,454,318    $ 1,473,493    $ 2,536,827
   Net realized gains from security transactions            --              --             --          3,138
                                                  ------------   --------------  -------------  -------------
Net increase in net assets from operations.....      2,203,418       4,454,318      1,473,493      2,539,965
                                                  ------------   --------------  -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .................     (2,203,418)     (4,454,318)    (1,473,493)    (2,536,827)
   From net realized gains from security transactions       --          (2,970)            --             --
                                                  ------------   --------------  -------------  -------------
Decrease in net assets from distributions
   to shareholders ............................     (2,203,418)     (4,457,288)    (1,473,493)    (2,536,827)
                                                  ------------   --------------  -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ..................    145,297,493     346,277,774    129,378,606    214,201,022
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   2,142,130       4,308,683      1,198,091      2,319,214
   Payments for shares redeemed................   (152,016,843)   (345,226,289)  (137,240,655)  (194,657,552)
                                                  ------------   --------------  -------------  -------------
Net increase (decrease) in net assets
   from capital share transactions.............     (4,577,220)      5,360,168     (6,663,958)    21,862,684
                                                  ------------   --------------  -------------  -------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS   ............................     (4,577,220)      5,357,198     (6,663,958)    21,865,822

NET ASSETS:
   Beginning of period.........................     96,796,682      91,439,484     61,247,886     39,382,064
                                                  ------------   --------------  -------------  -------------

   End of period...............................   $ 92,219,462    $ 96,796,682    $54,583,928    $61,247,886
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1998, September 30, 1997 and August 31, 1997
====================================================================================================================================
                                                    Money Market Fund             Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            Six Months                            Six Months
                                               Ended     One Month    Year          Ended         One Month           Year
                                             March 31,     Ended      Ended        March 31,         Ended            Ended
                                               1998      Sept. 30,   Aug. 31,       1998          Sept. 30,          Aug. 31,
                                            (Unaudited)   1997(A)     1997       (Unaudited)       1997(A)             1997

------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................   $1,760,837    $351,005    $ 4,774,454    $ 612,478        $ 77,377       $ 958,606
   Net realized gains (losses) from
   security transactions                            --      (1,198)        (2,536)      (4,161)         (5,759)         14,511
Net change in unrealized appreciation/
depreciation on investments..............           --           --            --       66,720         129,865         420,446
                                            ----------   ----------  ------------     ---------       ---------      ---------
Net increase in net assets from operations   1,760,837     349,807      4,771,918      675,037         201,483       1,393,563
                                            ----------  ----------   ------------     ---------       ---------      ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........   (1,760,813)   (351,499)    (4,773,960)    (610,284)        (77,377)      (958,606)
   From net realized gains ..............           --          --         (2,520)          --              --        (49,752)
                                            ----------  ----------      ---------    ---------       ---------       ---------
Decrease in net assets from distributions
to shareholders                            (1,760,813)   (351,499)     (4,776,480)    (610,284)        (77,377)    (1,008,358)
                                            ----------  ----------      ---------     ---------       ---------     ---------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ............  188,799,672  25,255,346    570,122,610   15,962,280         929,562      5,244,400
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders                              275,932      46,897        424,478      152,318             919         19,314
Payments for shares redeemed ...........  (196,180,221 (46,048,621)  (552,336,304)  (8,559,660)       (497,633)    (3,891,934)
                                            ----------  ----------  -------------  ------------       ---------     ---------

Net increase (decrease) in net assets
from capital share transactions            (7,104,617) (20,746,378)    18,210,784   7,554,938          432,848      1,371,780
                                            ----------  ----------  -------------  -----------        ---------     ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS    (7,104,593) (20,748,070)    18,206,222   7,619,691          556,954      1,756,985
NET ASSETS:
   Beginning of period...................  73,820,999   94,569,069     76,362,847  15,670,831      15,113,877      13,356,892
                                            ---------- ----------  --------------  ----------      -----------     ----------
   End of period......................... $66,716,406  $73,820,999    $94,569,069 $23,290,522     $15,670,831     $15,113,877
                                           =========== ==========  ============== ===========     ===========      ==========

UNDISTRIBUTED NET INVESTMENT INCOME .....    $     24   $      --     $       494 $     2,194     $        --     $        --
                                            ========== ==========     ===========  ==========     ===========     ===========

(A) Effective as of the close of business on August 29, 1997, the Money Market
  Fund and Intermediate Bond Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to September 30 (Note
  6).

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended March 31, 1998 and September 30, 1997
====================================================================================================================================
                                                        Intermediate Term               Adjustable Rate
                                                          Government                    U.S. Government
                                                           Income Fund                  Securities Fund

                                                    Six Months        Year         Six Months        Year
                                                       Ended          Ended           Ended          Ended
                                                  March 31, 1998    Sept. 30,    March 31, 1998    Sept. 30,
                                                    (Unaudited)       1997         (Unaudited)       1997

------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  1,459,253    $  3,195,242    $   481,742    $   908,235
   Net realized gains (losses) from
   security transactions                                87,644          (2,293)       (28,196)       (1,505)
   Net change in unrealized appreciation/depreciation
     on investments............................        251,920         943,745        (75,859)       63,020
                                                  ------------   --------------  -------------  -------------

Net increase in net assets from operations ....      1,798,817       4,136,694        377,687        969,750
                                                  ------------   --------------  -------------  -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........     (1,459,253)     (3,155,630)      (481,742)      (868,844)
   From net investment income, Class C ........             --         (39,612)            --        (39,391)
                                                  ------------   --------------  -------------  -------------

Decrease in net assets from distributions
   to shareholders ............................    (1,459,253)      (3,195,242)      (481,742)     (908,235)
                                                  ------------   --------------  -------------  -------------


FROM CAPITAL SHARE
TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ..................      7,842,583       9,148,045      6,532,831     28,836,779
   Net asset value of shares issued in
     reinvestment of distributions to shareholders   1,277,574       2,829,303      431,932         822,109
   Payments for shares redeemed ...............    (13,789,628)    (15,967,680) (17,373,778)    (18,246,926)
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in net assets
   from Class A share transactions ............    (4,669,471)      (3,990,332) (10,409,015)     11,411,962
                                                  ------------   --------------  -------------  -------------


CLASS C
   Proceeds from shares sold ..................             --         138,577             --        760,526
   Net asset value of shares issued in
     reinvestment of distributions to shareholders          --          38,348             --         30,868
   Payments for shares redeemed................             --        (961,198)            --     (1,423,589)
                                                  ------------   --------------  -------------  -------------

Net decrease in net assets
   from Class C share transactions ............             --        (784,273)            --       (632,195)
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in net assets
   from capital share transactions.............    (4,669,471)      (4,774,605)   (10,409,015)    10,779,767
                                                  ------------   --------------  -------------  -------------


TOTAL INCREASE (DECREASE)
   IN NET ASSETS  .............................    (4,329,907)    (3,833,153)     (10,513,070)    10,841,282

NET ASSETS:
   Beginning of period.........................     53,032,790      56,865,943     23,201,727     12,360,445
                                                  ------------   --------------  -------------  -------------

   End of period...............................   $ 48,702,883    $ 53,032,790    $12,688,657    $23,201,727
                                                  ============   ==============  =============  =============

See accompanying notes to financial statements.


SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1998
                                           (Unaudited)    1997       1996       1995       1994        1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period...    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net investment income ...................       0.023      0.044      0.044      0.046      0.027      0.022
                                            ---------- ----------  ---------  ---------  ---------  ---------

Dividends from net investment income.....      (0.023)    (0.044)    (0.044)    (0.046)    (0.027)    (0.022)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ========== ==========  =========  =========  =========  =========


Total return ............................     4.72%(B)      4.53%      4.51%      4.69%      2.72%      2.24%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's) .....    $ 92,219   $ 96,797   $ 91,439   $ 87,141    $89,708    $96,962
                                            ---------- ----------  ---------  ---------  ---------  ---------

Ratio of net expenses to average net
assets(A)                                    0.87%(B)   0.97%      0.99%       0.99%      0.99%         0.99%

Ratio of net investment income to average
net assets                                   4.67%(B)   4.43%       4.42%      4.59%         2.69%      2.22%

------------------------------------------------------------------------------------------------------------------------------------
(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.92%(B) for the six months ended March 31, 1998 (Note
  4).
(B) Annualized.

See accompanying notes to financial statements.



INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                  Years Ended September 30,
                                               1998
                                            (Unaudited)   1997       1996       1995       1994        1993

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net investment income....................       0.026      0.051      0.051      0.053      0.034      0.029
                                            ---------- ----------  ---------  ---------  ---------  ---------

Dividends from net investment income.....      (0.026)    (0.051)    (0.051)    (0.053)    (0.034)    (0.029)
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00    $  1.00
                                            ========== ==========  =========  =========  =========  =========

Total return.............................     5.22%(B)      5.17%      5.18%      5.42%      3.43%      2.96%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's) .....    $ 54,584   $ 61,248   $ 39,382   $ 36,009    $41,769    $34,610
                                            ========== ==========  =========  =========  =========  =========

Ratio of net expenses to average net
assets(A)                                    0.40%(B)     0.40%      0.40%       0.40%      0.40%     0.40%

Ratio of net investment income to average
net assets                                   5.17%(B)     5.07%      5.06%       5.30%      3.41%     2.92%

------------------------------------------------------------------------------------------------------------------------------------
(A) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.45%(B) for the six months ended March 31, 1998 and
  0.45%, 0.49%, 0.42%, 0.42% and 0.48% for the years ended September 30, 1997,
  1996, 1995, 1994 and 1993, respectively (Note 4).
(B) Annualized.

See accompanying notes to financial statements.


MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                                    Six Months
                                                       Ended        One Month         Year          Period
                                                     March 31,        Ended           Ended          Ended
                                                       1998         Sept. 30       August 31,     August 31,
                                                    (Unaudited)      1997(A)          1997          1996(B)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $       1.00    $       1.00    $      1.00    $      1.00
                                                  ------------   --------------  -------------  -------------

Net investment income..........................          0.025           0.004          0.050          0.046 (C)
                                                  ------------   --------------  -------------  -------------

Dividends from net investment income...........         (0.025)         (0.004)        (0.050)        (0.046)
                                                  ------------   --------------  -------------  -------------

Net asset value at end of period...............   $       1.00    $       1.00    $      1.00    $      1.00
                                                  ============   ==============  =============  =============

Total return ..................................          4.99%(E)        4.99%(E)        5.14%          4.70%
                                                  ============   ==============  =============  =============

Net assets at end of period (000's)............   $     66,716    $     73,821    $    94,569    $    76,363
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net assets(D)           0.79%(E)        0.80%(E)       0.65%          0.65%(E)

Ratio of net investment income to average net assets     4.94%(E)        4.99%(E)       5.03%          4.94%(E)

------------------------------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30 (Note 6).
(B) Represents the period from the commencement of operations (September 29,
1995) through August 31, 1996.

(C) Calculated using weighted average shares outstanding during the period.
(D) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 0.79% and 0.99%(E) for the periods ended
  August 31, 1997 and 1996, respectively.
(E) Annualized.

See accompanying notes to financial statements.


INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                                    Six Months
                                                       Ended        One Month         Year          Period
                                                     March 31,        Ended           Ended          Ended
                                                       1998         Sept. 30,      August 31,     August 31,
                                                    (Unaudited)      1997(A)          1997          1996(B)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      10.09    $      10.00    $      9.75    $     10.00
                                                  ------------   --------------  -------------  -------------

Income from investment operations:
   Net investment income.......................           0.31            0.05           0.62           0.57 (C)
   Net realized and unrealized gains (losses)
     on investments............................           0.09            0.09           0.28          (0.25)(C)
                                                  ------------   --------------  -------------  -------------
Total from investment operations...............           0.40            0.14           0.90           0.32
                                                  ------------   --------------  -------------  -------------

Less distributions:
   Dividends from net investment income........          (0.31)          (0.05)         (0.62)         (0.57)
   Distributions from net realized gains.......             --              --          (0.03)            --
                                                  ------------   --------------  -------------  -------------
Total distributions............................          (0.31)          (0.05)         (0.65)         (0.57)
                                                  ------------   --------------  -------------  -------------

Net asset value at end of period...............   $      10.18    $      10.09    $     10.00    $      9.75
                                                  ============   ==============  =============  =============

Total return(D) ...............................          7.96%(F)        1.41%          9.48%          3.23%
                                                  ============   ==============  =============  =============

Net assets at end of period (000's)............   $     23,291    $     15,671    $    15,114    $    13,357
                                                  ============   ==============  =============  =============

Ratio of net expenses to average net assets(E)           0.95%(F)         0.95%(F)       0.85%         0.68%(F)

Ratio of net investment income to average net assets     6.05%(F)         6.18%(F)       6.26%         6.31%(F)

Portfolio turnover rate........................           100%(F)            0%            41%           12%

------------------------------------------------------------------------------------------------------------------------------------
(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30 (Note 6).
(B) Represents the period from the commencement of operations (October 3, 1995)
through August 31, 1996.
(C) Calculated using weighted average shares
outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.02%(F), 1.38%(F), 1.53% and 2.04%(F) for the periods ended March 31, 1998, September 30, 1997, August 31, 1997 and
  August 31,1996, respectively (Note 4).
(F) Annualized.

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended
                                             March 31,                 Years Ended September 30,
                                               1998
                                            (Unaudited)   1997       1996       1995       1994        1993

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...    $  10.67   $  10.49   $  10.73   $  10.14    $ 11.59    $ 11.10
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income.................        0.31       0.61       0.61       0.64       0.56       0.60
Net realized and unrealized gains
(losses)
     on investments......................        0.07       0.18     ( 0.24 )     0.59     ( 1.32 )     0.49
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations.........        0.38       0.79       0.37       1.23     ( 0.76 )     1.09
                                            ---------- ----------  ---------  ---------  ---------  ---------

Less distributions:
   Dividends from net investment income..      ( 0.31)    ( 0.61)    ( 0.61 )   ( 0.64 )   ( 0.56 )   ( 0.60 )
   Distributions from net realized gains.          --         --         --         --     ( 0.13 )       --
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total distributions......................      ( 0.31)    ( 0.61)    ( 0.61 )   ( 0.64 )   ( 0.69 )   ( 0.60 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period.........    $  10.74   $  10.67   $  10.49   $  10.73    $ 10.14    $ 11.59
                                            ========== ==========  =========  =========  =========  =========

Total return(A) .........................       7.14%(B)    7.74%      3.55%     12.52%   ( 6.76%)     10.15%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's)......    $ 48,703   $ 53,033   $ 56,095   $ 56,969    $64,395    $89,666
                                            ========== ==========  =========  =========  =========  =========

Ratio of expenses to average net assets..       0.99%(B)   0.99%      0.99%       0.99%      0.99%      0.99%
Ratio of net investment income to
average net assets                              5.72%(B)   5.78%      5.75%       6.17%      5.17%      5.31%

Portfolio turnover rate..................         38%(B)     49%        70%         58%       236%       255%

------------------------------------------------------------------------------------------------------------------------------------
(A) Total returns shown exclude the effect of applicable sales loads.
(B)Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================================
          Per Share Data for a Share Outstanding Throughout Each Period
====================================================================================================================================
                                            Six Months
                                               Ended                                                  Period
                                             March 31,              Years Ended September 30,         Ended
                                               1998                                                  Sept. 30,
                                            (Unaudited)   1997       1996       1995       1994       1993(A)

------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ..    $   9.85   $   9.81   $   9.78   $   9.82    $ 10.01    $ 10.00
                                            ---------- ----------  ---------  ---------  ---------  ---------


Income from investment operations:
   Net investment income ................        0.27       0.57       0.57       0.55       0.39       0.28
   Net realized and unrealized gains (losses)
     on investments .....................      ( 0.06)      0.04       0.03     ( 0.04 )   ( 0.18 )     0.01
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations ........        0.21       0.61       0.60       0.51       0.21       0.29
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income..      ( 0.27)    ( 0.57)    ( 0.57 )   ( 0.55 )   ( 0.39 )   ( 0.28 )
   Distributions from net realized gains.          --         --         --         --     ( 0.01 )        -
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions .....................      ( 0.27)    ( 0.57)    ( 0.57 )   ( 0.55 )   ( 0.40 )   ( 0.28 )
                                            ---------- ----------  ---------  ---------  ---------  ---------


Net asset value at end of period ........    $   9.79   $   9.85   $   9.81   $   9.78    $  9.82    $ 10.01
                                            ========== ==========  =========  =========  =========  =========


Total return(B) .........................       4.35%(D)    6.34%      6.32%      5.33%      2.09%      4.56%(D)
                                            ========== ==========  =========  =========  =========  =========


Net assets at end of period (000's) .....    $ 12,689   $ 23,202   $ 11,732   $ 20,752    $37,572    $24,400
                                            ========== ==========  =========  =========  =========  =========

Ratio net of expenses to average net assets(C)  0.75%(D)    0.75%      0.75%      0.75%      0.68%      0.22%(D)

Ratio of net investment income to
average net assets                              5.53%(D)    5.73%      5.91%      5.57%      3.91%      4.17%(D)

Portfolio turnover rate .................         41%(D)      58%        44%       115%        81%       170%(D)

------------------------------------------------------------------------------------------------------------------------------------
(A) Represents the period from the initial public offering of shares (February
10, 1993) through September 30, 1993.
(B) Total returns shown exclude the effect
of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements
by the Adviser, the ratios of expenses to average net assets would have been
1.40% (D) for the six months ended March 31, 1998 and 1.47%, 1.46%, 1.21%, 0.78%
and 1.18%(D) for the periods ended September 30, 1997, 1996, 1995, 1994 and
1993, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1998 (Unaudited)
================================================================================
1.  Organization
The Short Term Government Income Fund, Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund (collectively, the Funds) are each a series of Countrywide Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Money Market Fund and Intermediate Bond Fund were originally organized as series of Trans Adviser Funds, Inc. (Note 6).

The Short Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and backed by the "full faith and credit" of the United States.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality U.S. dollar-denominated money market instruments.

The Intermediate Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. The maturity composition of the Fund's portfolio of fixed-income securities is adjusted in response to market conditions and expectations.

The Intermediate Term Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-related securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities. It is anticipated that by investing primarily in mortgage-rated securities which have adjustable rates of interest, the Fund will achieve a less volatile net asset value than is characteristic of investments in mortgage-related securities paying fixed rates of interest.

Prior to September 22, 1997, the Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund offered two classes of shares:
Class A shares (sold subject to a maximum front-end sales load of 2% and a distribution fee of up to 0.35% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). On September 22, 1997, all outstanding Class C shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

2.  Significant Accounting Policies
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Investment securities in the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation-- The net asset value per share of each Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund is equal to the net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Organization costs -- Costs incurred by the Money Market Fund and Intermediate Bond Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


The following information is based upon the federal income tax cost of portfolio investments as of March 31, 1998:


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Adjustable
                                                                              Intermediate        Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund

Gross unrealized appreciation...........................   $      342,488    $   1,414,056     $     134,847
Gross unrealized depreciation...........................         (106,045)         ( 7,687)         ( 23,085)
                                                           --------------   ---------------   ---------------

Net unrealized appreciation.............................   $      236,443    $   1,406,369     $     111,762
                                                           ==============   ===============   ===============
Federal income tax cost.................................   $   22,725,860    $  46,640,754     $  12,472,067
                                                           ==============   ===============   ===============

------------------------------------------------------------------------------------------------------------------------------------

With respect to the Intermediate Bond Fund, the difference between the federal income tax cost of portfolio investments and the amortized cost shown on the Fund's Statement of Assets and Liabilities is due to certain timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.

As of September 30, 1997, the Institutional Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $21,764, $3,760, $8,636, $2,736,367, and
$1,250,655, respectively. In addition, the Intermediate Term Government Income Fund elected to defer until its subsequent tax year $165,218 of capital losses incurred after October 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


3.  Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 1998:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Adjustable
                                                                              Intermediate        Rate U.S.
                                                             Intermediate         Term           Government
                                                                 Bond          Government        Securities
                                                                 Fund          Income Fund          Fund

------------------------------------------------------------------------------------------------------------------------------------

Purchases of investment securities......................   $   16,542,479    $   9,125,526     $   2,984,171
                                                           ==============   ===============   ===============
Proceeds from sales and maturities of investment securities$    9,347,885    $  14,124,039     $   7,495,730
                                                           ==============   ===============   ===============


------------------------------------------------------------------------------------------------------------------------------------

4.  Transactions with Affiliates
The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENT
Each Fund's investments are supervised by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, Money Market Fund, Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended March 31, 1998, the Adviser waived $21,569 of its advisory fees for the Short Term Government Income Fund; waived $14,333 of its advisory fees for the Institutional Government Income Fund; waived $7,205 of its advisory fees for the Intermediate Bond Fund; and waived its entire advisory fee of $43,688 and reimbursed $12,571 of other operating expenses for the Adjustable Rate U.S. Government Securities Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses of the Money Market Fund and Intermediate Bond Fund to 0.80% and 0.95%, respectively, of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25 per shareholder account from each of the Short Term Government Income Fund, Institutional Government Income Fund and Money Market Fund and $21 per shareholder account from each of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, subject to a $1,000 minimum monthly fee for each Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,500 per month from each Fund, except for the Intermediate Bond Fund for which the current monthly fee is $2,000. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $23, $3,213 and $955 from underwriting and broker commissions on the sale of shares of the Intermediate Bond Fund, Intermediate Term Government Income Fund and Adjustable Rate U.S. Government Securities Fund, respectively, for the six months ended March 31, 1998.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution under which shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Plan is 0.35% of each Fund's average daily net assets, except for the Institutional Government Income Fund for which the annual limitation is 0.10% of its average daily net assets.

5.  Capital Share Transactions
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:


------------------------------------------------------------------------------------------------------------------------------------
                                                                         Intermediate Bond Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended          One Month           Year
                                                               March 31,          Ended             Ended
                                                                 1998           Sept. 30,         Aug. 31,
                                                              (Unaudited)         1997              1997

------------------------------------------------------------------------------------------------------------------------------------

Shares sold.............................................        1,558,646           92,013           542,916
Shares issued in reinvestment of distributions to shareholders     14,921               91             1,951
Shares redeemed.........................................        ( 839,278)        ( 49,574 )       ( 404,063 )
                                                           --------------   ---------------   ---------------
Net increase in shares outstanding......................          734,289           42,530           140,804
Shares outstanding, beginning of period.................        1,553,652        1,511,122         1,370,318
                                                           --------------   ---------------   ---------------
Shares outstanding, end of period.......................        2,287,941        1,553,652         1,511,122
                                                           ==============   ===============   ===============

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                         Intermediate Term               Adjustable Rate
                                                            Government                   U.S. Government
                                                            Income Fund                  Securities Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     March 31,        Ended         March 31,        Ended
                                                       1998         Sept. 30,         1998         Sept. 30,
                                                    (Unaudited)       1997         (Unaudited)       1997

------------------------------------------------------------------------------------------------------------------------------------

CLASS A
Shares sold....................................        729,468         864,111        665,186      2,931,702
Shares issued in reinvestment of distributions
   to shareholders.............................        118,841         267,417         44,034         83,540
Shares redeemed................................    ( 1,284,361)    ( 1,509,918)   ( 1,768,180 )  ( 1,855,152 )
                                                  ------------   --------------  -------------  -------------

Net increase (decrease) in shares outstanding..      ( 436,052)      ( 378,390)   ( 1,058,960 )    1,160,090
Shares outstanding, beginning of period........      4,969,960       5,348,350      2,355,670      1,195,580
                                                  ------------   --------------  -------------  -------------
Shares outstanding, end of period..............      4,533,908       4,969,960      1,296,710      2,355,670
                                                  ============   ==============  =============  =============


CLASS C
Shares sold....................................             --          13,106             --         77,399
Shares issued in reinvestment of distributions
   to shareholders.............................             --           3,625             --          3,139
Shares redeemed................................             --        ( 90,249)            --      ( 144,655 )
                                                  ------------   --------------  -------------  -------------

Net decrease in shares outstanding.............             --        ( 73,518)            --       ( 64,117 )
Shares outstanding, beginning of period........             --          73,518             --         64,117
                                                  ------------   --------------  -------------  -------------

Shares outstanding, end of period..............             --              --             --             --
                                                  ============   ==============  =============  =============

------------------------------------------------------------------------------------------------------------------------------------

Share transactions for the Short Term Government Income Fund, Institutional
Government Income Fund and Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.


6.  Agreement and Plan of Reorganization
The Money Market Fund and Intermediate Bond Fund were originally organized as series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, each Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Money Market Fund and Intermediate Bond Fund qualifies as a tax-free reorganization with no tax consequences to either Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of each Fund, subsequent to August 31, 1997, has been changed from August 31 to September 30.


SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      U.S.  TREASURY OBLIGATIONS-- 33.6%                                                Value

------------------------------------------------------------------------------------------------------------------------------------

 $    3,000,000  U.S. Treasury Notes, 5.875%, 4/30/98.......................................   $   3,000,724
      5,000,000  U.S. Treasury Notes, 6.125%, 5/15/98.......................................       5,002,762
      4,000,000  U.S. Treasury Notes, 5.375%, 5/31/98.......................................       3,998,781
      3,000,000  U.S. Treasury Notes, 6.25%, 6/30/98........................................       3,005,112
      3,000,000  U.S. Treasury Notes, 8.25%, 7/15/98........................................       3,021,071
      3,000,000  U.S. Treasury Notes, 5.875%, 8/15/98.......................................       3,002,094
      3,000,000  U.S. Treasury Notes, 6.125%, 8/31/98.......................................       3,005,978
      2,000,000  U.S. Treasury Notes, 4.75%, 10/31/98.......................................       1,989,571
      5,000,000  U.S. Treasury Notes, 5.125%, 11/30/98......................................       4,987,650
---------------                                                                               ---------------
 $   31,000,000  TOTAL U.S. TREASURY OBLIGATIONS
===============
                 (Amortized Cost  $31,013,743)..............................................   $  31,013,743
                                                                                              ---------------

====================================================================================================================================


      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(A)-- 66.6%                                                  Value

------------------------------------------------------------------------------------------------------------------------------------

 $    3,604,000  Dean Witter Reynolds, Inc., 5.40%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $3,604,541..........................................   $   3,604,000
      6,000,000  Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.75%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $6,000,958..........................................       6,000,000
     21,500,000  Nesbitt Burns Securities, Inc., 5.90%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $21,503,524.........................................      21,500,000
     21,500,000  Prudential Securities, Inc., 5.87%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $21,503,506.........................................      21,500,000
     8,800,000   Bankers Trust Securities Corp., 5.50%, dated 3/26/98, due 4/2/98,
                    repurchase proceeds $8,809,411..........................................       8,800,000
---------------                                                                               ---------------
 $   61,404,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  61,404,000
===============                                                                             ---------------

                 TOTAL INVESTMENT SECURITIES  AND REPURCHASE AGREEMENTS-- 100.2% ...........   $  92,417,743

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.2%) ............................       ( 198,281 )
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  92,219,462
                                                                                              ===============

(A) Repurchase agreements are fully collateralized by U.S. Government obligations.

  See accompanying notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 57.9%                                                     Value

------------------------------------------------------------------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 50.5%
 $      250,000  FNMA, 5.35%, 4/1/98........................................................   $     250,000
      2,000,000  FHLMC Discount Notes, 4/2/98...............................................       1,999,697
        655,000  FHLB Discount Notes, 4/3/98................................................         654,802
      1,000,000  FFCB, 7.07%, 4/15/98.......................................................       1,000,461
      4,500,000  FFCB Discount Notes, 4/17/98...............................................       4,489,231
      1,500,000  FNMA, 6.00%, 4/17/98.......................................................       1,500,200
      2,500,000  FNMA Discount Notes, 4/22/98...............................................       2,491,979
        350,000  FMNA, 8.15%, 5/11/98.......................................................         351,028
        365,000  FHLMC Discount Notes, 5/12/98..............................................         362,734
        850,000  FNMA, 5.61%, 5/14/98.......................................................         849,814
      3,000,000  Federal Agricultural Mortgage Discount Notes, 5/19/98......................       2,978,080
      2,000,000  FHLB Discount Notes, 5/20/98...............................................       1,984,946
        300,000  FHLB, 5.84%, 6/22/98.......................................................         299,987
        100,000  FNMA, 5.41%, 6/25/98.......................................................          99,918
      1,600,000  FNMA, 5.75%, 6/30/98.......................................................       1,600,294
      1,500,000  FNMA, 5.24%, 7/15/98.......................................................       1,498,258
        500,000  FNMA, 5.39%, 8/5/98........................................................         499,321
        370,000  FNMA, 7.85%, 9/10/98.......................................................         373,301
        400,000  FNMA, 4.875%, 10/15/98.....................................................         398,515
      1,000,000  FNMA, 5.42%, 11/2/98.......................................................         997,296
        300,000  FNMA, 5.05%, 11/10/98......................................................         299,090
        400,000  FNMA, 5.30%, 12/10/98......................................................         399,282
        500,000  FHLB, 5.74%, 12/23/98......................................................         500,269
        200,000  FHLMC Discount Notes, 1/25/99..............................................         199,575
      1,000,000  FHLB, 5.23%, 2/3/99........................................................         996,680
        500,000  FNMA, 5.20%, 2/18/99.......................................................         498,553
---------------                                                                               ---------------
 $   27,640,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------
                 (Amortized Cost $27,573,311) ..............................................   $  27,573,311
                                                                                              ---------------

                 VARIABLE RATE DEMAND NOTES -- 3.6%
 $    2,000,000  Harris Co., TX, HFC MFH Rev. (Sandalwood Apts.), 5.66%, 4/15/98, Guarantor FNMA
---------------
                 (Amortized Cost $2,000,000)................................................   $   2,000,000
                                                                                              ---------------

                 COMMERCIAL PAPER -- 3.8%
 $    2,075,000  Kirksville College of Osteopathic Medicine, Inc., 5/7/98, Guarantor SLMA
---------------
                 (Amortized Cost $2,063,588)................................................   $   2,063,588
                                                                                              ---------------

 $   31,715,000  TOTAL INVESTMENT SECURITIES
===============
                 (Amortized Cost $31,636,899)...............................................   $  31,636,899
                                                                                              ---------------
INSTITUTIONAL GOVERNMENT INCOME FUND  (continued)
====================================================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(A)-- 41.6%                                                  Value

------------------------------------------------------------------------------------------------------------------------------------
 $      300,000  Dean Witter Reynolds, Inc., 5.40%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $300,045............................................   $     300,000
      5,000,000  Nesbitt Burns Securities, Inc., 5.90%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $5,000,819..........................................       5,000,000
     12,500,000  Prudential Securities, Inc., 5.87%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $12,502,038.........................................      12,500,000
      4,900,000  Bankers Trust Securities Corp., 5.50%, dated 3/26/98, due 4/2/98,
                    repurchase proceeds $4,905,240..........................................       4,900,000
---------------                                                                               ---------------
 $   22,700,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  22,700,000
---------------                                                                               ---------------


                 TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 99.5% .............   $  54,336,899

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5% ..............................         247,029
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  54,583,928
                                                                                              ===============

(A) Repurchase agreements are fully collateralized by U.S. Government obligations.

  FFCB - Federal Farm Credit Bank
  HFC - Housing Finance Corporation
  FHLB - Federal Home Loan Bank
  MFH - Multi-Family Housing
  FHLMC - Federal Home Loan Mortgage Corporation
  SLMA - Student Loan Marketing Association
  FNMA - Federal National Mortgage Association

  See accompanying notes to financial statements.


MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 79.3%                                                     Value

------------------------------------------------------------------------------------------------------------------------------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 0.7%
 $      500,000  FNMA, 5.55%, 10/5/98 (Amortized Cost $499,317)  ...........................   $     499,317
---------------                                                                               ---------------

                 VARIABLE RATE DEMAND NOTES -- 45.8%
 $    3,000,000  Abag Finance Auth. for Nonprofit Corp., CA, 6.20%, 4/1/98..................   $   3,000,000
      3,390,000  Rural Electric Cooperative Grantor Trust, 5.73%, 4/1/98....................       3,390,000
      2,015,000  Westminster, CO, EDR (Westminster Plaza), 5.85%, 4/1/98....................       2,015,000
      3,000,000  Asset Partners, Inc., 5.75%, 4/2/98........................................       3,000,000
        380,000  Aurora, Kane & Du Page Cos., IL, IDR (A&B Holdings), 5.70%, 4/2/98.........         380,000
      1,800,000  Berkley Square, 5.68%, 4/2/98..............................................       1,800,000
      2,300,000  Bexar Co., TX, HFC MFH Rev. (Shallow Creek Apts.), 5.66%, 4/2/98...........       2,300,000
      1,950,000  Kite Rubloff Logansport, 5.75%, 4/2/98.....................................       1,950,000
      1,700,000  McCreary Co., KY, IBR (Le Sportsac, Inc.), 5.95%, 4/2/98...................       1,700,000
      1,000,000  Oak Crest Homes, Inc., 5.68%, 4/2/98.......................................       1,000,000
      3,000,000  Sharp, 5.68%, 4/2/98.......................................................       3,000,000
      2,000,000  Stark Co., OH, IDR (Shearers Food, Inc.), 5.66%, 4/2/98....................       2,000,000
      1,185,000  Washington St. HFC MFH Rev. (Rosecreek Apts.), 5.75%, 4/2/98...............       1,185,000
      1,840,000  Washington St. HFC MFH Rev. (Twin Ponds Apts.), 5.75%, 4/2/98..............       1,840,000
      2,000,000  Harris Co., TX, HFC MFH Rev. (Sandalwood Apts.), 5.66%, 4/15/98............       2,000,000
---------------                                                                               ---------------
 $   30,560,000  TOTAL VARIABLE RATE DEMAND NOTES
---------------
                 (Amortized Cost $30,560,000)   ............................................   $  30,560,000
                                                                                              ---------------

                 FIXED RATE MUNICIPAL NOTES -- 1.6%
 $    1,050,000  Menomonee Falls, WI, BANS, 5.80%, 6/1/98 (Amortized Cost $1,050,000).......   $   1,050,000
---------------                                                                               ---------------


                 CORPORATE NOTES -- 31.2%
 $      500,000  Bear Stearns & Co., 9.125%, 4/15/98........................................   $     500,595
      1,704,000  Sears Roebuck & Co., 9.25%, 4/15/98........................................       1,706,175
        500,000  Sears Roebuck & Co., 9.26%, 4/15/98........................................         500,628
        250,000  Travelers, Inc., 5.75%, 4/15/98............................................         249,974
        500,000  Chrysler Financial Corp., 7.05%, 4/29/98...................................         500,374
        370,000  Ford Capital, 9.125%, 5/1/98...............................................         370,946
        540,000  General Electric Capital Corp., 8.37%, 5/8/98..............................         541,302
        500,000  Commercial Credit Co., 5.50%, 5/15/98......................................         499,856
        300,000  Northern Trust Co., 9.00%, 5/15/98.........................................         301,164
        230,000  Phillip Morris Co., Inc., 8.70%, 5/29/98...................................         230,943
      1,502,000  BellSouth Corp., 5.25%, 6/8/98.............................................       1,500,050
        700,000  General Motors Acceptance Corp., 6.30%, 6/11/98............................         700,400
        970,000  Chrysler Financial Corp., 6.50%, 6/15/98...................................         971,096
        500,000  Transamerica Financial Corp., 7.17%, 6/29/98...............................         501,307
        550,000  International Lease Finance Corp., 5.75%, 7/1/98...........................         549,973
        200,000  Associates Corp. of North America, 8.95%, 7/16/98..........................         201,648
        350,000  General Motors Acceptance Corp., 5.95%, 7/16/98............................         349,958
        325,000  Chrysler Financial Corp., 6.36%, 7/20/98...................................         325,347
MONEY MARKET FUND (continued)
====================================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 79.3%                                                     Value

------------------------------------------------------------------------------------------------------------------------------------
 $    1,495,000  Toyota Motor Credit Corp., 6.375%, 8/5/98..................................   $   1,496,884
        300,000  American General Finance Corp., 8.50%, 8/15/98.............................         302,622
        100,000  Associates Corp. of North America, 6.375%, 8/15/98.........................         100,175
        350,000  Ford Capital, 9.00%, 8/15/98...............................................         354,158
        150,000  Associates Corp. of North America, 5.25%, 9/1/98...........................         149,506
      2,000,000  Manitoba Province, 9.50%, 9/15/98..........................................       2,031,118
      1,105,000  NationsBank Corp., 5.125%, 9/15/98.........................................       1,656,774
      1,000,000  General Motors Acceptance Corp., 6.375%, 9/17/98...........................       1,001,497
        200,000  Consolidated Natural Gas Co., 5.875%, 10/1/98..............................         199,846
        500,000  Key Bank, 6.00%, 10/07/98..................................................         500,729
        500,000  Chrysler Financial Corp., 5.375%, 10/15/98.................................         499,055
        500,000  Beta Finance Corp., Inc., 6.00%, 10/27/98..................................         500,527
        500,000  Associates Corp. of North America, 5.75%, 11/15/98.........................         499,812
        200,000  Caterpillar Financial Services, Inc., 5.47%, 12/15/98......................         199,606
        100,000  Southern California Edison, 5.60%, 12/15/98................................          99,874
        100,000  Associates Corp. of North America, 5.57%, 12/31/98.........................          99,830
        110,000  Ford Motor Credit Co., 5.625%, 1/15/99.....................................         109,831
        525,000  General Motors Acceptance Corp., 7.75%, 1/15/99............................         532,675
---------------                                                                               ---------------
 $   20,226,000  TOTAL CORPORATE NOTES
---------------
                 (Amortized Cost $20,836,255)   ............................................   $  20,836,255
                                                                                              ---------------

 $   52,336,000  TOTAL INVESTMENT SECURITIES
===============
                 (Amortized Cost $52,945,572)...............................................   $  52,945,572
                                                                                              ---------------


====================================================================================================================================
      Face                                                                                        Market
     Amount      REPURCHASE AGREEMENTS(A)-- 24.2%                                                  Value

------------------------------------------------------------------------------------------------------------------------------------
 $    2,116,000  Dean Witter Reynolds, Inc., 5.40%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $2,116,317..........................................   $   2,116,000
     14,000,000  Nesbitt Burns Securities, Inc., 5.90%, dated 3/31/98, due 4/1/98,
                    repurchase proceeds $14,002,294  .......................................      14,000,000
---------------                                                                               ---------------
 $   16,116,000  TOTAL REPURCHASE AGREEMENTS   .............................................   $  16,116,000
---------------                                                                               ---------------
---------------

                 TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS-- 103.5%   ..........   $  69,061,572

                 LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.5%) ............................     ( 2,345,166 )
                                                                                               --------------

                 NET ASSETS-- 100.0%   .....................................................   $  66,716,406
                                                                                              ===============

(A) Repurchase agreements are fully collateralized by U.S. Government obligations.

  BANS - Bond Anticipation Notes
  IBR - Industrial Bond Revenue
  EDR - Economic Development Revenue
  IDR - Industrial Development Revenue
  FNMA - Federal National Mortgage Association
  MFH - Multi-Family Housing
  HFC - Housing Finance Corporation

  See accompanying notes to financial statements.


INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      FIXED RATE OBLIGATIONS-- 97.5%                                                    Value

------------------------------------------------------------------------------------------------------------------------------------

                 U.S. TREASURY OBLIGATIONS -- 11.2%
 $    1,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................   $   1,058,750
      1,500,000  U.S. Treasury Notes, 6.50%, 8/15/05........................................       1,567,032
---------------                                                                               ---------------
 $    2,500,000  TOTAL U.S. TREASURY OBLIGATIONS
---------------
                 (Amortized Cost $2,532,422) ...............................................   $   2,625,782
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 12.1%
 $      265,000  TVA, 6.875%, 1/15/02.......................................................   $     270,485
         50,000  TVA, 6.875%, 8/1/02........................................................          51,230
        150,000  FNMA, 6.17%, 12/2/03.......................................................         148,237
      2,000,000  FHLMC, 7.93%, 1/20/05......................................................       2,222,988
         80,132  SBA, 8.45%, 1/1/07.........................................................          83,123
         30,000  TVA, 8.05%, 7/15/24........................................................          30,827
---------------                                                                               ---------------
 $    2,575,132  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------
                 (Amortized Cost $2,773,919) ...............................................   $   2,806,890
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 8.1%
 $      196,140  FHLMC #1072-G, 7.00%, 5/15/06..............................................   $     198,770
        800,000  FHLMC #1720-E, 7.50%, 12/15/09.............................................         815,854
        837,786  FNMA #50811, 7.50%, 12/1/12................................................         867,192
---------------                                                                               ---------------
 $    1,833,926  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
---------------
                 (Amortized Cost $1,882,648) ...............................................   $   1,881,816
                                                                                              ---------------

                 CORPORATE BONDS -- 66.1%
 $      150,000  Consumers Energy Co., 6.875%, 5/1/98.......................................   $     149,947
        250,000  British Petroleum America, Inc., 6.50%, 12/15/99...........................         251,707
        169,000  Associates Corp. of North America, 6.00%, 3/15/00..........................         168,952
        175,000  Pacific Gas & Electric Co., 6.625%, 6/1/00.................................         175,161
        172,000  Ford Motor Credit Co., 6.85%, 8/15/00......................................         175,197
        415,000  Bear Stearns Co., Inc. 6.25%, 12/1/00......................................         416,142
        250,000  International Business Machines Credit Corp., 6.20%, 3/19/01...............         249,142
        350,000  Florida Residential Property & Casualty Co., 7.25%, 7/1/02.................         361,380
        259,000  May Department Stores Co., 9.875%, 12/1/02.................................         297,262
        380,000  Bankers Trust Corp., 7.25%, 1/15/03........................................         393,330
        160,000  Ford Motor Credit Co., 7.50%, 1/15/03......................................         168,387
         68,000  U.S. Leasing International, Inc., 6.625%, 5/15/03..........................          69,178
      1,067,000  Kroger Co., 8.50%, 6/15/03.................................................       1,111,886
        200,000  V.F. Corp., 7.60%, 4/1/04..................................................         207,054
        215,000  Chase Manhattan Corp., 8.00%, 5/15/04......................................         219,277
        250,000  Citicorp, 8.625%, 11/1/04..................................................         259,187
        200,000  Michigan Bell Telephone Co., 6.375%, 2/1/05................................         199,756
         66,000  Kaiser Permanente, 9.55%, 7/15/05..........................................          78,009
        400,000  Anheuser-Busch Co., Inc., 7.00%, 9/1/05....................................         408,776
        510,000  Honeywell, Inc., 8.625%, 4/15/06...........................................         585,070
      1,000,000  Monsanto Co., 8.13%, 12/15/06..............................................       1,094,190
INTERMEDIATE BOND FUND (continued)
====================================================================================================================================
       Par                                                                                        Market
      Value      FIXED RATE OBLIGATIONS-- 97.5%                                                    Value

------------------------------------------------------------------------------------------------------------------------------------
 $      500,000  Union Oil of California Corp., 6.70%, 10/15/07.............................   $     511,132
         50,000  Berkley (W.R.) Corp., 9.875%, 5/15/08......................................          61,967
        407,000  Lehman Brothers Holdings, Inc., 7.40%, 11/24/10............................         412,573
        700,000  General Electric Capital Corp., 7.00%, 6/26/12.............................         702,914
        850,000  Merrill Lynch & Co., 7.19%, 8/7/12.........................................         851,355
        268,000  Super Value Stores, 8.875%, 4/1/16.........................................         282,456
         35,000  Union Camp Corp., 8.625%, 4/15/16..........................................          37,109
        107,000  Anheuser-Busch Co., Inc. 8.625%, 12/1/16...................................         111,308
         46,000  Kraft, Inc., 8.50%, 2/15/17................................................          47,339
        260,000  Dayton Hudson Corp., 9.875%, 6/1/17........................................         273,445
        130,000  General Electric Capital Corp., 6.66%, 5/1/18..............................         131,796
        150,000  Deere & Co., 8.95%, 6/15/19................................................         179,032
        439,000  Pennsylvania Power & Light Co., 9.25%, 10/1/19.............................         481,899
        115,000  Rohm & Haas Co., 9.80%, 4/15/20............................................         150,759
        165,000  Questar Pipeline Co., 9.375%, 6/1/21.......................................         184,312
        120,000  Jersey Central Power & Light Co., 9.20%, 7/1/21............................         135,002
        500,000  AT&T Corp., 8.125%, 1/15/22................................................         536,444
        675,000  Shopko Stores, Inc., 9.25%, 3/15/22........................................         813,044
        300,000  Inco, Ltd., 9.60%, 6/15/22.................................................         338,702
        765,000  Alabama Power Co., 8.30%, 7/1/22...........................................         802,858
         85,000  Southwestern Public Service Co., 8.20%, 12/1/22............................          93,493
        130,000  Union Electric Co., 8.00%, 12/15/22........................................         138,780
        315,000  Wisconsin Electric Power Co., 7.75%, 1/15/23...............................         331,866
         58,000  Georgia Power Co., 7.95%, 2/1/23...........................................          60,725
        711,000  Loews Corp., 7.00%, 10/15/23...............................................         691,640
---------------                                                                               ---------------
 $   14,587,000  TOTAL CORPORATE BONDS
---------------
                 (Amortized Cost $15,239,114)...............................................   $  15,400,940
                                                                                              ---------------
 $   21,496,058  TOTAL FIXED RATE OBLIGATIONS
===============
                 (Amortized Cost $22,428,103) ..............................................   $  22,715,428
                                                                                              ---------------


====================================================================================================================================
                                                                                                  Market
     Shares      PREFERRED STOCK -- 1.1%                                                            Value

------------------------------------------------------------------------------------------------------------------------------------
         10,000  First Industrial Realty Trust, Inc., 7.95% (Cost $250,000).................   $     246,875
                                                                                              ---------------

                 TOTAL INVESTMENT SECURITIES -- 98.6% .......................................

                 (Amortized Cost $22,678,103)...............................................   $  22,962,303

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% ..............................         328,219
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  23,290,522
                                                                                              ===============

  FHLMC  -  Federal Home Loan Mortgage Corporation SBA -  Small Business Administration
  FNMA   -  Federal National Mortgage Association  TVA -  Tennessee Valley Authority

  See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 98.7%                                                     Value

------------------------------------------------------------------------------------------------------------------------------------

                 U.S. TREASURY OBLIGATIONS -- 17.7%
 $    1,000,000  U.S. Treasury Notes, 7.75%, 2/15/01........................................   $   1,055,000
      1,000,000  U.S. Treasury Notes, 8.00%, 5/15/01........................................       1,065,938
      3,000,000  U.S. Treasury Notes, 7.875%, 8/15/01.......................................       3,199,689
      2,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................       2,117,500
      1,000,000  U.S. Treasury Bonds, 7.50%, 11/15/16.......................................       1,165,938
---------------                                                                               ---------------
 $    8,000,000  TOTAL U.S. TREASURY OBLIGATIONS
---------------
                 (Amortized Cost $8,213,763)................................................   $   8,604,065
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 81.0%
 $      535,000  FHLMC Discount Notes, 4/1/98...............................................   $     535,000
      3,000,000  FNMA, 6.74%, 5/7/01........................................................       3,031,473
      1,000,000  SLMA Medium Term Notes, 7.50%, 7/2/01......................................       1,048,364
      3,000,000  FHLB, 7.31%, 7/6/01........................................................       3,129,678
      2,000,000  FHLB Medium Term Notes, 8.43%, 8/1/01......................................       2,155,936
      1,400,000  FHLB, 6.25%, 9/27/01.......................................................       1,417,455
      2,000,000  FNMA, 7.55%, 4/22/02.......................................................       2,117,884
      1,500,000  FNMA, 7.03%, 6/4/02........................................................       1,520,036
      1,000,000  FHLMC, 6.07%, 2/5/03.......................................................         989,258
      2,000,000  FHLMC, 6.80%, 7/9/04.......................................................       2,045,526
      2,000,000  FHLMC, 8.53%, 11/18/04.....................................................       2,085,548
      2,000,000  FHLMC, 7.65%, 5/10/05......................................................       2,057,646
      2,000,000  FNMA Medium Term Notes, 6.85%, 8/22/05.....................................       2,108,586
      2,000,000  FNMA, 6.77%, 9/1/05........................................................       2,099,310
      1,400,000  FNMA, 6.26%, 1/24/06.......................................................       1,391,421
      2,500,000  FNMA, 6.21%, 1/26/06.......................................................       2,479,205
      2,000,000  FNMA, 6.06%, 2/3/06........................................................       1,987,822
      1,000,000  FHLMC, 6.345%, 2/15/06.....................................................         996,374
      2,000,000  FNMA, 6.90%, 12/26/06......................................................       2,056,406
      2,000,000  FNMA, 6.64%, 7/2/07........................................................       2,092,748
      2,000,000  FNMA, 6.96%, 9/5/12........................................................       2,097,382
---------------                                                                               ---------------
 $   38,335,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
---------------
                 (Amortized Cost $38,426,991)...............................................   $  39,443,058
                                                                                              ---------------

 $   46,335,000  TOTAL INVESTMENT SECURITIES
===============
                 (Amortized Cost $46,640,754)...............................................   $  48,047,123
                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.3% ..............................         655,760
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  48,702,883
                                                                                              ===============

  FHLB   -  Federal Home Loan Bank                 FNMA  -  Federal National Mortgage Association
  FHLMC  -  Federal Home Loan Mortgage Corporation SLMA  -  Student Loan Marketing Association

  See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
March 31, 1998 (Unaudited)
====================================================================================================================================
       Par                                                                                        Market
      Value      INVESTMENT SECURITIES-- 99.2%                                                     Value

------------------------------------------------------------------------------------------------------------------------------------

                 ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
                 MORTGAGE-BACKED SECURITIES -- 91.3%
 $      412,498  FNMA #70373, 7.38%, 1/1/16  ...............................................   $     423,796
      1,035,453  FNMA #70119, 7.71%, 11/1/17................................................       1,074,831
      1,274,372  FNMA #113680, 7.32%, 3/1/18................................................       1,311,750
      1,174,306  FNMA #70907, 7.36%, 3/1/18.................................................       1,220,609
      1,090,949  FHLMC #605793, 7.35%, 5/1/18...............................................       1,123,154
      1,219,947  FNMA #70614, 7.33%, 10/1/18................................................       1,246,700
        384,578  FHLMC #405958, 7.55%, 3/1/19...............................................         398,422
        372,159  FNMA #70635, 7.08%, 6/1/20.................................................         383,763
      1,616,715  FHLMC #846013, 7.80%, 6/2/22...............................................       1,686,396
        956,619  FNMA #70176, 7.38%, 8/1/27.................................................         988,551
      1,677,008  FNMA #70243, 7.31%, 3/1/28.................................................       1,730,857
---------------                                                                               ---------------
 $   11,214,604  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY
---------------
                 MORTGAGE-BACKED SECURITIES
                 (Amortized Cost $11,477,067)  .............................................   $  11,588,829
                                                                                              ---------------

                 U.S. GOVERNMENT AGENCY ISSUES -- 7.9%
 $      995,000  FHLMC Discount Notes, 4/1/98 (Amortized Cost $995,000) ....................   $     995,000
---------------                                                                               ---------------

 $   12,209,604  TOTAL INVESTMENT SECURITIES
===============
                 (Amortized Cost $12,472,067) .............................................    $  12,583,829

                 OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.8% ..............................         104,828
                                                                                              ---------------

                 NET ASSETS-- 100.0%   .....................................................   $  12,688,657
                                                                                              ===============

FHLMC   -  Federal Home Loan Mortgage Corporation
FHLB    -  Federal National Mortgage Association

See accompanying notes to financial statements.